Vessel in Operation (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 258	$ 284
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,324,752
Cost, Additions	6,407
Cost, Transfer from vessels under construction	104,423
Cost, Re-classified to assets held for sale	(34,556)
Cost, Reduction in contract cost of new build vessels	(2,350)
Cost, Vessel impairment due to collision	(6,000)
Cost, Disposals for the period	(2,164)
Cost, ending balance	1,390,512
Accumulated Depreciation, beginning balance	179,686
Accumulated Depreciation, charge for the period	25,843
Accumulated Depreciation, re-classified to assets held for sale	(3,204)
Accumulated Depreciation, disposals for the period	(2,164)
Accumulated Depreciation, ending balance	200,161
Net Book Value, ending balance	1,190,351	1,145,066
Vessels In Operation | Vessel
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,305,079
Cost, Additions	1,868
Cost, Transfer from vessels under construction	103,123
Cost, Re-classified to assets held for sale	(33,159)
Cost, Reduction in contract cost of new build vessels	(2,350)
Cost, Vessel impairment due to collision	(6,000)
Cost, ending balance	1,368,561
Accumulated Depreciation, beginning balance	170,448
Accumulated Depreciation, charge for the period	23,633
Accumulated Depreciation, re-classified to assets held for sale	(2,531)
Accumulated Depreciation, ending balance	191,550
Net Book Value, ending balance	1,177,011	1,134,631
Vessels In Operation | Drydocking
Property, Plant and Equipment [Line Items]
Cost, beginning balance	19,673
Cost, Additions	4,539
Cost, Transfer from vessels under construction	1,300
Cost, Re-classified to assets held for sale	(1,397)
Cost, Disposals for the period	(2,164)
Cost, ending balance	21,951
Accumulated Depreciation, beginning balance	9,238
Accumulated Depreciation, charge for the period	2,210
Accumulated Depreciation, re-classified to assets held for sale	(673)
Accumulated Depreciation, disposals for the period	(2,164)
Accumulated Depreciation, ending balance	8,611
Net Book Value, ending balance	$ 13,340	$ 10,435